Average Annual Total Returns - Admiral - Vanguard International Dividend Appreciation Index Fund	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	NASDAQ International Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) 1 Year	NASDAQ International Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Spliced S&P Global Ex-US Dividend Growers Index (reflects no deduction for fees or expenses) 1 Year	Spliced S&P Global Ex-US Dividend Growers Index (reflects no deduction for fees or expenses) Since Inception	S&P Global Ex-US Dividend Growers Index (reflects no deduction for fees or expenses) 1 Year	S&P Global Ex-US Dividend Growers Index (reflects no deduction for fees or expenses) Since Inception
Total	14.53%	11.74%	Mar. 02, 2016	14.16%	11.31%	8.84%	9.28%	15.35%	12.18%	15.35%	12.18%